Schedule of Investments (unaudited)	iShares® Select Dividend ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
Lockheed Martin Corp.	486,386	$180,775,085

Banks — 10.8%
Citizens Financial Group Inc.	4,236,882	178,626,945
Comerica Inc.	2,783,494	191,114,698
Fifth Third Bancorp.	4,310,707	156,435,557
First Horizon Corp.	10,800,045	166,860,695
FNB Corp.	6,138,994	70,352,871
Huntington Bancshares Inc./OH	12,593,583	177,317,648
KeyCorp.	9,141,086	179,713,751
People’s United Financial Inc.	8,569,111	134,535,043
Regions Financial Corp.	7,355,179	141,587,196
Truist Financial Corp.	2,829,218	153,994,336
U.S. Bancorp.	3,288,968	182,669,283
United Bankshares Inc./WV	2,471,109	85,352,105
Valley National Bancorp.	7,460,663	96,167,946
		1,914,728,074
Beverages — 1.1%
Coca-Cola Co. (The)	3,509,474	200,145,302

Biotechnology — 1.5%
Gilead Sciences Inc.	3,809,977	260,183,329

Capital Markets — 3.3%
Federated Hermes Inc.	1,675,389	54,349,619
Franklin Resources Inc.	5,173,631	152,880,796
Invesco Ltd.	5,779,218	140,897,335
Janus Henderson Group PLC	3,321,097	138,954,699
Lazard Ltd., Class A	2,146,800	101,328,960
		588,411,409
Chemicals — 2.4%
CF Industries Holdings Inc.	2,828,166	133,630,843
Huntsman Corp.	3,938,653	104,019,826
LyondellBasell Industries NV, Class A	1,969,455	195,625,965
		433,276,634
Containers & Packaging — 3.4%
International Paper Co.	3,979,460	229,853,610
Packaging Corp. of America	1,132,573	160,259,079
Sonoco Products Co.	1,981,362	126,391,082
Westrock Co.	1,832,953	90,199,617
		606,703,388
Distributors — 1.0%
Genuine Parts Co.	1,414,564	179,536,463

Diversified Consumer Services — 0.5%
H&R Block Inc.	3,555,341	87,283,622

Diversified Telecommunication Services — 4.7%
AT&T Inc.	13,091,202	367,208,216
Lumen Technologies Inc.	18,154,765	226,389,920
Verizon Communications Inc.	4,186,063	233,498,594
		827,096,730
Electric Utilities — 16.0%
Alliant Energy Corp.	3,643,820	213,272,785
American Electric Power Co. Inc.	2,563,805	225,922,497
Edison International	4,438,145	241,878,902
Entergy Corp.	2,440,052	251,130,152
Eversource Energy	1,954,031	168,574,254
Exelon Corp.	4,984,781	233,287,751
Security	Shares	Value

Electric Utilities (continued)
FirstEnergy Corp.	7,172,412	$274,846,828
IDACORP Inc.	953,419	100,538,033
NextEra Energy Inc.	1,481,732	115,426,923
NRG Energy Inc.	4,544,656	187,421,613
OGE Energy Corp.	3,783,665	127,698,694
Pinnacle West Capital Corp.	2,083,863	174,106,754
PPL Corp.	12,151,034	344,724,835
Xcel Energy Inc.	2,644,345	180,476,546
		2,839,306,567
Electrical Equipment — 1.6%
Eaton Corp. PLC	882,759	139,520,060
Emerson Electric Co.	1,349,694	136,170,628
		275,690,688
Food & Staples Retailing — 1.1%
Walgreens Boots Alliance Inc.	4,065,482	191,687,476

Food Products — 1.1%
General Mills Inc.	3,333,716	196,222,524

Gas Utilities — 0.8%
New Jersey Resources Corp.	1,919,479	73,938,331
Southwest Gas Holdings Inc.	1,082,809	75,720,833
		149,659,164
Hotels, Restaurants & Leisure — 0.8%
McDonald’s Corp.	617,757	149,935,801

Household Durables — 2.4%
Garmin Ltd.	816,229	128,311,199
Leggett & Platt Inc.	2,413,831	115,936,303
Newell Brands Inc.	7,184,019	177,804,470
		422,051,972
Household Products — 1.1%
Kimberly-Clark Corp.	1,391,391	188,839,587

Insurance — 7.2%
Cincinnati Financial Corp.	1,275,743	150,384,585
Fidelity National Financial Inc.	4,887,998	218,053,591
MetLife Inc.	2,780,512	160,435,542
Old Republic International Corp.	5,247,459	129,402,339
Principal Financial Group Inc.	3,401,562	211,339,047
Prudential Financial Inc.	3,009,066	301,749,138
Unum Group	3,820,669	104,686,331
		1,276,050,573
IT Services — 2.8%
International Business Machines Corp.	2,256,985	318,144,606
Western Union Co. (The)	8,057,939	187,024,764
		505,169,370
Machinery — 0.5%
Caterpillar Inc.	454,481	93,963,947

Media — 2.6%
Interpublic Group of Companies Inc. (The)	7,249,677	256,348,579
Omnicom Group Inc.	2,800,878	203,959,936
		460,308,515
Metals & Mining — 1.3%
Newmont Corp.	3,660,589	229,958,201

Multi-Utilities — 10.0%
Avista Corp.	1,314,203	56,287,315
Black Hills Corp.	1,183,861	80,088,197

Schedule of Investments (unaudited) (continued)	iShares® Select Dividend ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
CenterPoint Energy Inc.	8,129,011	$206,964,620
CMS Energy Corp.	2,965,192	183,219,214
Dominion Energy Inc.	2,652,305	198,578,075
DTE Energy Co.	1,537,510	180,380,673
NiSource Inc.	7,766,738	192,382,100
NorthWestern Corp.	987,507	61,215,559
Public Service Enterprise Group Inc.	3,455,176	215,015,602
Sempra Energy	1,578,900	206,283,285
WEC Energy Group Inc.	2,028,355	190,949,340
		1,771,363,980
Oil, Gas & Consumable Fuels — 8.1%
Chevron Corp.	2,439,061	248,320,800
DTE Midstream LLC(a)	771,291	32,702,738
Exxon Mobil Corp.	5,454,859	314,036,233
Marathon Petroleum Corp.	3,843,295	212,226,750
ONEOK Inc.	8,021,578	416,881,409
Valero Energy Corp.	3,293,924	220,594,090
		1,444,762,020
Pharmaceuticals — 2.8%
Merck & Co. Inc.	2,521,094	193,796,496
Organon & Co.(a)	252,841	7,334,917
Pfizer Inc.	7,020,241	300,536,517
		501,667,930
Semiconductors & Semiconductor Equipment — 1.2%
Intel Corp.	1,933,998	103,894,373
QUALCOMM Inc.	785,960	117,736,808
		221,631,181
Technology Hardware, Storage & Peripherals — 2.0%
HP Inc.	4,655,191	134,395,364
Seagate Technology Holdings PLC	2,571,172	226,006,019
		360,401,383
Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands Inc.	6,442,571	$117,641,346

Thrifts & Mortgage Finance — 0.6%
New York Community Bancorp. Inc.	9,290,462	109,441,642

Tobacco — 4.3%
Altria Group Inc.	8,617,199	413,970,240
Philip Morris International Inc.	3,466,412	346,953,177
		760,923,417
Trading Companies & Distributors — 1.0%
Watsco Inc.	636,592	179,799,044

Total Common Stocks — 99.7%
(Cost: $15,253,943,094)		17,724,616,364

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	16,750,000	16,750,000

Total Short-Term Investments — 0.1%
(Cost: $16,750,000)		16,750,000

Total Investments in Securities — 99.8%
(Cost: $15,270,693,094)		17,741,366,364

Other Assets, Less Liabilities — 0.2%		31,913,815

Net Assets — 100.0%		$17,773,280,179

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$28,250,000	$—	$(11,500,000	)(a)	$—	$—	$16,750,000	16,750,000	$482	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	215	09/17/21	$47,187	$550,098

Schedule of Investments (unaudited) (continued)	iShares® Select Dividend ETF
July 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$17,724,616,364	$—	$—	$17,724,616,364
Money Market Funds	16,750,000	—	—	16,750,000
	$17,741,366,364	$—	$—	$17,741,366,364

Derivative financial instruments(a)
Assets
Futures Contracts	$550,098	$—	$—	$550,098

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

3